SCHEDULE OF RECONCILIATION OF ACTIVITY AND CHANGES IN FAIR VALUE (Details) - Stardust Power Inc And Subsidiary [Member] - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023
SAFE Note [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	$ 5,520,100	$ 5,212,200		$ 2,000,000
Issuance of SAFE notes		200,000	2,000,000	3,000,000	5,000,000
Change in fair value	847,100	107,900		212,200	212,200
Ending balance	6,367,200	5,520,100	2,000,000	5,212,200	5,212,200
Convertible Note [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance
Issuance of SAFE notes	2,100,000
Change in fair value	471,400
Ending balance	$ 2,571,400